Organization, Consolidation and Principal Activities - Summary of Company's Principal Subsidiaries VIE and subsidiaries of the VIE (Detail)	12 Months Ended
Dec. 31, 2021
Beijing Quhuo Information Technology Co Ltd WFOE [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%
VIRGIN ISLANDS, BRITISH | Quhuo Investment Limited Quhuo BVI [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Jun. 14, 2019
Equity method investment ownership percentage	100.00%
Principal activities	Investment holding
HONG KONG | Quhuo Technology Investment Hong Kong Limited Quhuo HK [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Jun. 17, 2019
Equity method investment ownership percentage	100.00%
Principal activities	Investment holding
CHINA | Beijing Quhuo Information Technology Co Ltd WFOE [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Jul. 31, 2019
Equity method investment ownership percentage	100.00%
Principal activities	Development of computer software and applications
CHINA | Beijing Quhuo Technology Co Ltd Beijing Quhuo or the VIE [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Mar. 03, 2012
Equity method investment ownership percentage
Principal activities	Development of computer software and applications; Investment holding
CHINA | Shanghai Quhuo Network Technology Co Ltd Shanghai Quhuo [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Apr. 04, 2014
Equity method investment ownership percentage
Principal activities	On-demand delivery
CHINA | Ningbo Xinying Network Technology Co Ltd Ningbo Xinying [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Dec. 15, 2016
Equity method investment ownership percentage
Principal activities	On-demand delivery
CHINA | Nantong Runda Marketing Planning Co Ltd Nantong Runda [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Feb. 28, 2018
Equity method investment ownership percentage
Principal activities	On-demand delivery
CHINA | Shanghai Yijida Network Technology Co Ltd Shanghai Yijida [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Sep. 07, 2015
Equity method investment ownership percentage
Principal activities	On-demand delivery
CHINA | Ningbo Desheng Wanchun Network Technology Co Ltd Desheng Wanchun [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Dec. 21, 2016
Equity method investment ownership percentage
Principal activities	Labor services
CHINA | Ningbo Quhuo Network Technology Co Ltd Ningbo Quhuo [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Dec. 14, 2016
Equity method investment ownership percentage
Principal activities	On-demand delivery
CHINA | Ningbo Dagong Network Technology Co Ltd Ningbo Dagong [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Jan. 05, 2018
Equity method investment ownership percentage
Principal activities	Bike-sharing maintenance
CHINA | Jiangxi Youke Automobile Rental Service Co Ltd Jiangxi Youke [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Apr. 08, 2018
Equity method investment ownership percentage
Principal activities	Ride-hailing
CHINA | Hainan Xinying Technology Co Ltd Hainon Xinying [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Jun. 29, 2020
Equity method investment ownership percentage
Principal activities	On-demand delivery
CHINA | Hainan Quhuo Technology Co Ltd Hainan Quhuo [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Jul. 08, 2020
Equity method investment ownership percentage
Principal activities	On-demand delivery
CHINA | Haikou Chengtu Network Technology Co Ltd Haikou Chengtu [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Sep. 01, 2020
Equity method investment ownership percentage
Principal activities	B&B Operation
CHINA | Shenzhen Lailai Information Technology Co Ltd Shenzhen Lailai [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation/acquisition	Nov. 01, 2020
Equity method investment ownership percentage
Principal activities	Hotel Cleaning